Loans And Borrowings - Summary of Reconciliation of Movements of Liabilities To Cash Flows Arising From Financing Activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, Beginning of Year	€ 22,988	€ 6,195
Changes from financing cash flows
Payment of lease liabilities	(2,371)	(713)
Payment of interest	(4,324)	(2,574)
Total changes from financing cash flows	(6,695)	(3,287)
The effects of changes in foreign exchange rates	(3,438)	556
Interest on leases	4,733	2,574	€ 0
New and modification of leases	74,574	19,524
Total of other changes	79,307	19,524
Balance as of end of the year	92,162	22,988	6,195
Total non-current lease liabilities	87,907	19,943
Current portion of lease liabilities	4,255	3,045
Total current loans and borrowings	4,255	3,045
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, Beginning of Year	22,988	6,195
Changes from financing cash flows
Payment of lease liabilities	(2,371)	(713)
Payment of interest	(4,324)	(2,574)
Total changes from financing cash flows	(6,695)	(3,287)
The effects of changes in foreign exchange rates	(3,438)	556
Interest on leases	4,733
New and modification of leases	74,574	19,524
Total of other changes	79,307	19,524
Balance as of end of the year	€ 92,162	€ 22,988	€ 6,195